Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Select STOXX Europe Aerospace & Defense ETF
Shareholder Report [Line Items]
Fund Name	Select Stoxx® Europe Aerospace & Defense ETF
Class Name	Select Stoxx® Europe Aerospace & Defense ETF
Trading Symbol	EUAD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Select Stoxx® Europe Aerospace & Defense ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.select-funds.com. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	www.select-funds.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Stoxx® Europe Aerospace & Defense ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period September 1, 2025 to August 31, 2026, the Select STOXX® Europe Aerospace & Defense ETF rose 6.36%, while the S&P 500® Index advanced 20.38%.

What key factors affected the Fund’s performance?

The Fund seeks to track the STOXX® Europe Total Market Aerospace & Defense Index, providing cap-weighted exposure to European aerospace and defense companies. Performance during the period reflected a significant divergence within the portfolio: several large holdings delivered strong double-digit gains on civil aerospace recovery and continued European rearmament demand, while Rheinmetall AG — the prior year’s standout performer — reversed sharply and acted as the primary drag on returns. NATO members continued formalizing pledges to sustain defense budgets above the 2% of GDP threshold, supporting broad portfolio activity. However, Rheinmetall AG (RNMBY) declined -32.01%, correcting from peak valuations reached in late September 2025 as investors rotated away from the most aggressively priced rearmament beneficiaries. Rolls-Royce Holdings (RYCEY) was the Fund’s strongest contributor at +41.71%, benefiting from rising civil aviation engine flying hours and growing defense contract momentum. Safran SA (SAFRY) and BAE Systems (BAESY) each advanced in the high-teens, while Saab AB (SAABY) gained 17% on strengthening Nordic and European defense procurement.

Securities that added to performance:

  Rolls-Royce Holdings (RYCEY) gained +41.71% as its turnaround continued to gain traction, driven by higher engine flying hours, aftermarket revenue, and new defense contract wins.
  Safran SA (SAFRY) advanced +18.86% on sustained commercial aviation traffic growth and robust demand for its CFM LEAP engine program.
  BAE Systems PLC (BAESY) rose +16.92%, benefiting from expanded defense procurement commitments across its UK, US, and international markets.

Securities that detracted from performance:

  Rheinmetall AG (RNMBY) declined -32.01% as valuation multiples contracted sharply following the stock’s late-September 2025 peak; despite a large and growing order backlog, near-term growth expectations were scaled back.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Cumulative Performance

From October 21, 2024, commencement of operations,
through August 31, 2026

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Since Inception 10/21/24
EUAD	6.36%	78.94%
S&P 500® Index	20.38%	34.35%
STOXX® Europe TMI Aerospace & Defense	10.85%	13.09%

Performance Inception Date	Oct. 21, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Net Assets	$ 1,136,003,447
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 608,805
Investment Company, Portfolio Turnover	62.88%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026 )
Net Assets	$1,136,003,447
Number of Holdings	31
Net Advisory Fee	$608,805
Portfolio Turnover Rate	62.88%

Holdings [Text Block]

What did the Fund invest in?

(as of August 31, 2026 )

Investment Type (% of Total Net Assets)

Total Return Swap Contracts	70.0%
Common Stocks	27.6%
Total	97.6%

Investment Type reflects the notional value of total return swap contracts and the market value of common stocks, and excludes other assets less liabilities.

Industry Breakdown (% of Investments)

Industry breakdown reflects the Funds's common stocks only and does not include total return swap contracts, which represent 70% of net assets and provide exposure primarily to the Aircraft & Parts and Defense industries.

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

MTU Aero Engines AG	4.6%
Airbus SE	4.5%
Leonardo SpA	2.8%
Saab AB	2.8%
Thales SA	2.5%
BAE Systems PLC	2.3%
Hensoldt AG	1.8%
Rheinmetall AG	1.7%
Babcock International Group PLC	1.5%
Rolls-Royce Holdings PLC	1.0%